Convertible Debentures - Schedule of Convertible Debentures (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 15, 2021
Schedule of Convertible Debentures [Line Items]
Convertible promissory note	$ 644,844	$ 1,011,166	$ 3,223,894	$ 6,929,000
Herald Investment Management Limited [Member]
Schedule of Convertible Debentures [Line Items]
Convertible promissory note	601,984	417,055
1800 Diagonal Lending LLC [Member]
Schedule of Convertible Debentures [Line Items]
Convertible promissory note	42,860
Jeffrey Gardner [Member]
Schedule of Convertible Debentures [Line Items]
Convertible promissory note		125,000
James Marsh [Member]
Schedule of Convertible Debentures [Line Items]
Convertible promissory note		125,000
Roger Ponder [Member]
Schedule of Convertible Debentures [Line Items]
Convertible promissory note		23,894
Kings Wharf Opportunities Fund, LP [Member]
Schedule of Convertible Debentures [Line Items]
Convertible promissory note		268,106
Mast Hill Fund, L.P. [Member]
Schedule of Convertible Debentures [Line Items]
Convertible promissory note		36,555
FirstFire Global Opportunities Fund, LLC [Member]
Schedule of Convertible Debentures [Line Items]
Convertible promissory note		15,556
Mast Hill Fund, L.P. [Member]
Schedule of Convertible Debentures [Line Items]
Convertible promissory note
Convertible Debt [Member]
Schedule of Convertible Debentures [Line Items]
Less: Current portion of convertible debentures, net of debt discount/premium	(644,844)	(326,005)	(1,598,894)
Convertible debentures, net of current portion, net of debt discount		$ 685,161	$ 1,625,000